CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2025
CAPITAL STOCK.
Schedule of details of capital stock

	2024
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	4,185,694,580	4.23	209
Directors (Note 1b):
Ririek Adriansyah	9,336,755	0	0
Bogi Witjaksono	6,952,700	0	0
Afriwandi	6,995,200	0	0
Heri Supriadi	7,242,700	0	0
F.M. Venusiana R.	10,629,200	0	0
Herlan Wijanarko	6,995,200	0	0
Muhamad Fajrin Rasyid	6,952,700	0	0
Budi Setyawan Wijaya	7,407,700	0	0
Honesti Basyir	3,250,844	0	0
Commissioners (Note 1b):
Isa Rachmatarwata	3,312,700	0	0
Marcelino Rumambo Pandin	3,312,700	0	0
Ismail	3,312,700	0	0
Arya Mahendra Sinulingga	3,359,500	0	0
Rizal Mallarangeng	3,312,700	0	0
Silmy Karim	1,344,700	0	0
Public (individually less than 5%)	43,190,450,461	43.68	2,164
Total	99,062,216,600	100.00	4,953

	2025
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
DAM	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	4,356,822,980	4.40	218
Directors (Note 1b):
Dian Siswarini	203,000	0	0
Veranita Yosephine	90,000	0	0
Nanang Hendarno	32,500	0	0
Faizal Rochmad Djoemadi	248,500	0	0
Commissioners (Note 1b):
Rizal Mallarangeng	3,240,600	0	0
Silmy Karim	1,344,700	0	0
Public (individually less than 5%)	43,088,935,360	43.50	2,155
Sub-total	99,053,271,200	99.99	4,953
Share buyback	8,945,400	0.01	0
Total	99,062,216,600	100.00	4,953

*    The Bank of New York Mellon Corporation serves as the Depositary of the registered ADS holders for the Company’s ADSs. 1 ADS represents 100 Series B shares.